Inventory (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of inventories [Abstract]
Schedule of Inventory

	December 31, 2020	December 31, 2019
In-process precious metals	$72.7	$59.0
Ore in stockpiles	30.8	33.4
Parts and supplies	53.0	49.2
Dore, and refined precious metals	9.9	11.0
	166.4	152.6
Less: Long-term inventory	(17.9)	(25.7)
	$148.5	$126.9